Submission	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0002019435
Registrant Name	Blue Gold Limited
Registration File Number	333-288744
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES